ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2018
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Schedule of Information of Consolidating Balance Sheets

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	323	5,094	740
Amounts due from related parties	261,867	368,891	53,655
Prepaid expenses and other current assets	2,770	863	126
Total current assets	264,960	374,848	54,521

Non-current assets:
Property and equipment, net	-	-	-
Intangible assets, net	-	-	-
Investment in subsidiaries	-	-	-
Total non-current assets	-	-	-

Total assets	264,960	374,848	54,521

LIABILITIES
Current liabilities:
Amounts due to related parties	17,325	41,559	6,045
Accrued and other liabilities	41,196	27,553	3,997
Borrowing from third party, current	-	41,179	6,000
Total current liabilities	58,521	110,291	16,042

Non-current liabilities:
Long-term borrowing from third party	39,205	-	-
Total non-current liabilities	39,205	-	-

Total liabilities	97,726	110,291	16,042

SHAREHOLDERS’ EQUITY
Preferred shares
(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2017 and 2018)	-	-	-
Class A Ordinary shares
(US$ 0.003 par value; 66,666,667 and 66,666,667 shares authorized; 34,206,939 and 38,756,289 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	640	728	106
Class C Ordinary shares
(US$ 0.003 par value; 8,333,333 and 8,333,333 shares authorized; 4,708,415 and 4,708,415 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	90	90	13
Additional paid-in capital	3,456,307	3,507,123	510,090
Accumulated deficit	(3,296,679)	(3,251,689)	(472,938)
Accumulated other comprehensive income	6,876	8,305	1,208
Total shareholders’ equity	167,234	264,557	38,749

Total liabilities and shareholders’ equity	264,960	374,848	54,521

Schedule of Information of Consolidating Statement of Operations

	Years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	-	-	-	-
- Intellectualized operational services	-	-	-	-
Cost of revenues
- Educational program and services	-	-	-	-
- Intellectualized operational services	-	-	-	-
GROSS LOSS	-	-	-	-
Operating expenses:
Selling and marketing	-	-	-	-
General and administrative	(18,854)	(13,457)	(1,097)	(160)
Research and development	-	-	-	-
Total operating expenses	(18,854)	(13,457)	(1,097)	(160)

OPERATING LOSS	(18,854)	(13,457)	(1,097)	(160)
Share of (loss) income from subsidiaries	(23,274)	59,933	44,864	6,526
OTHER EXPENSE
Interest income, net	1	2	117	17
Other income (expense), net	6,427	(15)	1,106	161
Income tax	-	-	-	-
NET (LOSS) INCOME	(35,700)	46,463	44,990	6,544

Schedule of Information of Consolidating Statement of Cash Flows

	Years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(6,348)	(18,255)	(86)	(13)
Cash flows from investing activities	-	(1,556)	(2,619)	(381)
Cash flows from financing activities	(843)	18,667	7,476	1,087
Effects of exchange rate changes on cash and cash equivalents	-	-	-	-
Net change in cash and cash equivalents	(7,191)	(1,144)	4,771	693
Cash and cash equivalents at beginning of year	8,658	1,467	323	47
Cash and cash equivalents at end of year	1,467	323	5,094	740

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities